Derivative Contracts (Details) (FX Forward Contracts [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Buy Euro [Member]
Derivative [Line Items]
Notional Amount	$ 302.6
Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	58.6
Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	1,172.8
Buy Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	11.0
Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	43.7
Sell Euro [Member]
Derivative [Line Items]
Notional Amount	(7.8)
Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(8.0)
Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(394.9)
Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(218.3)
2013 [Member] | Buy Euro [Member]
Derivative [Line Items]
Notional Amount	240.5
2013 [Member] | Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	58.6
2013 [Member] | Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	1,016.6
2013 [Member] | Buy Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	11.0
2013 [Member] | Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	43.4
2013 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	(7.8)
2013 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(7.8)
2013 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(394.5)
2013 [Member] | Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(212.5)
2014 [Member] | Buy Euro [Member]
Derivative [Line Items]
Notional Amount	62.1
2014 [Member] | Buy Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Buy Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	156.2
2014 [Member] | Buy Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Buy U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	0.3
2014 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	(0.2)
2014 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	(0.4)
2014 [Member] | Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2014 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	(5.3)
2015 [Member] | Sell Euro [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Pound Sterling [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Norwegian krone [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell Singapore dollar [Member]
Derivative [Line Items]
Notional Amount	0
2015 [Member] | Sell U.S. dollar [Member]
Derivative [Line Items]
Notional Amount	$ (0.5)